INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal operating loss	$ 187,519	$ 43,944
Deferred tax asset	$ 65,632	$ 15,380